Financing Receivables - Aging of Advances (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Participation interest in loan pool	5.00%	5.00%
Financing Receivable, Past Due [Line Items]
Financing receivables, net of allowance for credit losses	$ 71,152	$ 71,152	$ 40,613
Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		100.00%	100.00%
Current | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		96.60%	95.70%
Less than 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		2.20%	2.70%
30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		0.50%	1.00%
60 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		0.30%	0.20%
90+ days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		0.40%	0.40%
Advances
Financing Receivable, Past Due [Line Items]
Amount outstanding	58,077	$ 58,077	$ 35,401
Financing receivables, net of allowance for credit losses	66,839	66,839	35,280
Allowance for credit losses	$ 200	$ 200	$ 100
Advances | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	100.00%	100.00%	100.00%
Advances | Current
Financing Receivable, Past Due [Line Items]
Amount outstanding	$ 54,586	$ 54,586	$ 29,132
Advances | Current | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		94.00%	82.30%
Advances | Less than 30 days
Financing Receivable, Past Due [Line Items]
Amount outstanding	1,956	$ 1,956	$ 3,137
Advances | Less than 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		3.40%	8.90%
Advances | 30 days
Financing Receivable, Past Due [Line Items]
Amount outstanding	534	$ 534	$ 1,424
Advances | 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		0.90%	4.00%
Advances | 60 days
Financing Receivable, Past Due [Line Items]
Amount outstanding	361	$ 361	$ 672
Advances | 60 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		0.60%	1.90%
Advances | 90+ days
Financing Receivable, Past Due [Line Items]
Amount outstanding	640	$ 640	$ 1,036
Advances | 90+ days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding		1.10%	2.90%
Advances, not associated with specific installation projects
Financing Receivable, Past Due [Line Items]
Financing receivables, net of allowance for credit losses	$ 9,000	$ 9,000